UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21552

                     J.P. Morgan Multi-Strategy Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                          522 Fifth Avenue, 10th Floor
                               New York, NY 10036
               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                           522 Fifth Avenue, Floor 10
                               New York, NY 10036
                     (Name and address of agent for service)

                                    Copy to:
                             Karen H. McMillan, Esq.
                           Wilkie Farr & Gallagher LLP
                               1875 K Street, N.W.
                           Washington, D.C. 20006-1238

        registrant's telephone number, including area code: 212-837-1432

                        Date of fiscal year end: March 31

                    Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.


                              FINANCIAL STATEMENTS

                        For the year ended March 31, 2006

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Statements
                        For the year ended March 31, 2006








                                    CONTENTS

Report of Independent Registered Public Accounting Firm.....................   1
Schedule of Investments.....................................................   2
Statement of Assets, Liabilities and Members' Capital.......................   5
Statement of Operations.....................................................   6
Statement of Changes in Members' Capital....................................   7
Statement of Cash Flows.....................................................   8
Financial Highlights........................................................   9
Notes to Financial Statements...............................................  10
Directors and Officers Biographical Data ...................................  17
Supplemental Disclosure (unaudited) ........................................  21

[GRAPHIC OMITTED]
PricewaterhouseCoopers
--------------------------------------------------------------------------------
                                                 PricewaterhouseCoopers LLP
                                                 300 Madison Avenue
                                                 New York NY 10017
                                                 Telephone (646) 471 4000
                                                 Facsimile (813) 286 6000



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Members of J.P. Morgan Multi-Strategy Fund, L.L.C.

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") at March 31, 2006, the results of its operations and its cash flows for the year then ended, and the changes in its members' capital and the financial highlights for the year then ended and for the period August 1, 2004 (commencement of operations) through March 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2006 with the investment funds, provide a reasonable basis for our opinion.

/s/PricewaterCoopers LLP

May 25, 2006

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                                 March 31, 2006

                                                                                                       % OF
                                                                                                      MEMBERS'
STRATEGY                       INVESTMENT FUND                      COST           FAIR VALUE         CAPITAL         LIQUIDITY
--------                       ---------------                      ----           ----------         -------         ---------
Distressed Securities          Ore Hill Fund LP                 $ 3,095,000        $ 4,008,819         3.15%        Semi-Annually
                               Strategic Value Restructuring
Distressed Securities          Fund LP                            5,450,000          6,639,203         5.21%           Annually
                                                               -------------     --------------     -----------

                               TOTAL                              8,545,000         10,648,022         8.36%
                                                               =============     ==============     ===========

Long/Short Equities            Black Bear Fund I LP               5,084,000          6,476,111         5.08%          Quarterly
Long/Short Equities            Eastern Advisor Fund LP            3,650,000          4,999,239         3.92%           Monthly
Long/Short Equities            Glenview Inst. Partners LP         3,078,952          4,352,886         3.42%          Quarterly
                               Lansdowne European Strategy
Long/Short Equities            Equity Fund LP                     4,327,000          5,966,388         4.68%          Quarterly
Long/Short Equities            Stadia Consumer Fund (QP) LP       5,530,000          5,553,015         4.36%          Quarterly
Long/Short Equities            Whitney New Japan Partners LP      5,690,234          6,492,704         5.10%          Quarterly
                                                               -------------     --------------     -----------

                               TOTAL                             27,360,186         33,840,343         26.56%
                                                               =============     ==============     ===========

Merger Arbitrage/Event Driven  Deephaven Event Arb Fund LLC       6,500,000          7,742,852         6.08%           Monthly
Merger Arbitrage/Event Driven  K Capital II, LP                   1,075,232          1,042,975         0.82%           Annually
Merger Arbitrage/Event Driven  Magnetar Capital Fund LP           4,500,000          4,827,148         3.79%        Semi-Annually
Merger Arbitrage/Event Driven  Pendragon Lancelot II Fund LLC     4,490,000          6,244,390         4.90%          Quarterly
                                                               -------------     --------------     -----------

                               TOTAL                             16,565,232         19,857,365         15.59%
                                                               =============     ==============     ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                 March 31, 2006

                                                                                                         % OF
                                                                                                        MEMBERS'
STRATEGY              INVESTMENT FUND                                COST             FAIR VALUE        CAPITAL       LIQUIDITY
--------              ---------------                                ----             ----------        -------       ---------
Opportunistic         Brevan Howard LP                          $  4,684,000       $  5,343,951            4.19%       Monthly
Opportunistic         NorOdin Macro RV LP                          2,700,000          2,869,943            2.25%      Quarterly
Opportunistic         Vega Select Opportunities Fund               5,190,000          5,084,181            3.99%       Monthly
                                                               ---------------    ---------------     ------------

                      TOTAL                                       12,574,000         13,298,075           10.43%
                                                               ===============    ===============     ============

Relative Value        Aviator Partners LP                              8,179              7,628            0.01%      Quarterly
Relative Value        D.E. Shaw Composite Fund LLC                 6,600,000          7,031,544            5.52%      Quarterly
Relative Value        D.E. Shaw Oculus Fund LLC                    3,750,000          4,696,371            3.69%      Quarterly
Relative Value        DKR Sound Shore Oasis Fund LP                3,115,000          4,185,824            3.28%      Quarterly
Relative Value        Evolution M Fund LP                          6,973,000          7,504,189            5.89%      Quarterly
Relative Value        QVT Associates LP                            6,098,000          6,972,055            5.47%      Quarterly
Relative Value        The Obsidian Fund LLC                        2,840,000          2,883,859            2.26%      Quarterly
                                                               ---------------    ---------------     ------------

                      TOTAL                                       29,384,179         33,281,470           26.12%
                                                               ===============    ===============     ============

Short Selling         Kingsford Capital Partners LP                4,315,000          3,924,924            3.08%      Quarterly
Short Selling         Rocker Partners LP                           2,468,000          2,758,135            2.16%       Annually
                                                               ---------------    ---------------     ------------

                      TOTAL                                        6,783,000          6,683,059            5.24%
                                                               ===============    ---------------     ------------

                      TOTAL INVESTMENTS                         $101,211,597        117,608,334           92.30%
                                                               ===============    ---------------     ------------

                      Other Assets, less Liabilities                                  9,814,562            7.70%
                                                                                  ---------------     ------------

                      MEMBERS' CAPITAL                                             $127,422,896          100.00%
                                                                                  ===============     ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                       Schedule of Investments (concluded)
                                 March 31, 2006


[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA SHOWN IN GRAPHIC AS FOLLOWS:

INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

Distressed Securities              9.05%
Long/Short Equities               28.78%
Merger Arbitrage/Event Driven     16.88%
Opportunistic                     11.31%
Relative Value                    28.30%
Short Selling                      5.68%



THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 92.30% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE AS DISCLOSED IN NOTE 2B.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of fees ranging from 1% to 3% annually of net assets and incentive fees of 20% to 30% of net profits earned.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

              Statement of Assets, Liabilities and Members' Capital
                                 March 31, 2006

ASSETS
Investments in investment funds, at fair value (cost $101,211,597)        $117,608,334
Cash and cash equivalents                                                   10,120,068
Investments paid in advance                                                  7,000,000
Receivable for Investments sold                                              5,341,767
Prepaid fees                                                                    39,000
Interest receivable                                                             34,596
                                                                       ------------------
         TOTAL ASSETS                                                      140,143,765
                                                                       ==================

LIABILITIES
Contributions received in advance                                            6,655,000
Tender offer proceeds payable                                                5,710,155
Management fees payable                                                        182,801
Professional fees payable                                                      156,057
Administration fees payable                                                     11,196
Other accrued expenses                                                           5,660
                                                                       ------------------
         TOTAL LIABILITIES                                                  12,720,869
                                                                       ------------------

MEMBERS' CAPITAL                                                          $127,422,896
                                                                       ==================



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Operations
                        For the year ended March 31, 2006


INVESTMENT INCOME
   Interest                                                                            $   124,170
                                                                                    ------------------
EXPENSES
   Management Fees and Manager Administrative Services Fees                              1,812,251
   Professional fees                                                                       187,104
   Administration fees                                                                     178,618
   Amortization of offering costs                                                          103,970
   Insurance expenses                                                                       76,338
   Reimbursement to Investment Manager                                                      66,658
   Directors fees                                                                           33,774
   Custodian fees                                                                           13,509
   SEC filing fees                                                                          12,149
   Other expenses                                                                           11,057
   Interest expense                                                                          3,868
                                                                                    ------------------
        Total expenses                                                                   2,499,296
                                                                                    ------------------

      Fund expenses waived by Investment Manager                                          (103,125)
      Fund expenses waived by Administrator                                                 (3,750)
                                                                                    ------------------
      Total waivers                                                                       (106,875)
                                                                                    ------------------
      Net expenses                                                                       2,392,421
                                                                                    ------------------
      NET INVESTMENT LOSS                                                               (2,268,251)
                                                                                    ------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT FUND TRANSACTIONS
    Net realized gain from investment fund transactions                                    733,612

    Net change in unrealized gain on investment funds                                   11,718,254
                                                                                    ------------------
    Net realized and unrealized gain from investment fund transactions                  12,451,866
                                                                                    ------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                               $10,183,615
                                                                                    ==================




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                    Statement of Changes in Members' Capital
                        For the year ended March 31, 2006

                                                                  MANAGING         SPECIAL            OTHER
                                                                   MEMBER           MEMBER            MEMBERS          TOTAL
FROM INVESTMENT ACTIVITIES
    Net investment loss                                          $    (224)       $  (2,161)      $  (2,265,866)   $  (2,268,251)
    Net realized gain from investment fund transactions                 80              446             733,086          733,612
    Net change in unrealized gain on investment funds                1,080           15,217          11,701,957       11,718,254
    Incentive allocation                                               (46)         491,203            (491,157)              --
                                                               -------------------------------------------------------------------
     NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS          890          504,705           9,678,020       10,183,615

FROM MEMBERS' CAPITAL TRANSACTIONS
    Capital contributions                                               --               --          43,316,500       43,316,500
    Capital redemptions                                                 --         (356,784)        (12,316,217)     (12,673,001)
                                                               -------------------------------------------------------------------
     NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM
         CAPITAL TRANSACTIONS                                           --         (356,784)         31,000,283       30,643,499
                                                               -------------------------------------------------------------------
     NET CHANGE IN MEMBERS' CAPITAL                                    890          147,921          40,678,303       40,827,114

     MEMBERS' CAPITAL AT APRIL 1, 2005                              10,458           79,561          86,505,763       86,595,782
                                                               -------------------------------------------------------------------
     MEMBERS' CAPITAL AT MARCH 31, 2006                          $  11,348        $ 227,482       $ 127,184,066    $ 127,422,896
                                                               ===================================================================

         For the period from August 1, 2004 (commencement of operations)
                                to March 31, 2005




                                                                   MANAGING         SPECIAL            OTHER
                                                                    MEMBER           MEMBER            MEMBERS          TOTAL
   Net investment loss                                           $    (135)       $    (657)        $(1,040,890)     $(1,041,682)
   Net realized gain from investment fund transactions                   9               42              66,184           66,235
   Net change in unrealized gain on investment funds                   606            2,952           4,674,925        4,678,483
   Incentive allocation                                                (23)         181,222            (181,199)              --
                                                               -------------------------------------------------------------------
     NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS          457          183,559           3,519,020        3,703,036

FROM MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                            10,000           10,000          83,502,160       83,522,160
   Repurchase fee                                                        1                2               7,846            7,849
   Capital redemptions                                                  --         (114,000)           (523,263)        (637,263)
                                                               -------------------------------------------------------------------
     NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM
         CAPITAL TRANSACTIONS                                       10,001         (103,998)         82,986,743       82,892,746
                                                               -------------------------------------------------------------------
     NET CHANGE IN MEMBERS' CAPITAL                                 10,458           79,561          86,505,763       86,595,782

     MEMBERS' CAPITAL AT AUGUST 1, 2004                                 --               --                  --               --
                                                               -------------------------------------------------------------------
     MEMBERS' CAPITAL AT MARCH 31, 2005                            $10,458        $  79,561        $ 86,505,763      $86,595,782
                                                               ===================================================================




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Statement of Cash Flows
                        For the year ended March 31, 2006

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in members' capital derived from operations                      $ 10,183,615
   Adjustments to reconcile net increase in members' capital derived from operations to net cash used in operating activities:
       Purchases of investment funds                                              (59,569,234)
       Proceeds from dispositions of investment funds                              39,668,762
       Net realized gain from investment fund transactions                           (733,612)
       Net change in unrealized gain on investment funds                          (11,718,254)
       Decrease in deferred offering costs                                            136,599
       Decrease in prepaid fees                                                           136
       Increase in investments paid in advance                                       (853,766)
       Increase in receivable for investment funds sold                            (5,341,767)
       Increase in interest receivable                                                (30,497)
       Decrease in Due to Investment Manager                                         (262,859)
       Increase in professional fees payable                                           51,340
       Increase in management fees payable                                             97,124
       Decrease in other accrued expenses                                             (44,978)
                                                                                ---------------
         NET CASH USED IN OPERATING ACTIVITIES                                    (28,417,391)
                                                                                ---------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                           45,734,000
   Capital redemptions                                                             (7,592,260)
                                                                                ---------------
             NET CASH PROVIDED BY FINANCING ACTIVITIES                             38,141,740
                                                                                ---------------
NET INCREASE IN CASH                                                                9,724,349
Cash and cash equivalents at beginning of year                                        395,719
                                                                                ---------------
Cash and cash equivalents at end of year                                         $ 10,120,068
                                                                                ===============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
      Interest expense paid during the year                                      $      3,868
                                                                                ===============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                              Financial Highlights
                        For the year ended March 31, 2006

RATIOS AND OTHER FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other financial highlights information for Members' Capital other than the Managing Member and the Special Member:

                                                                 FOR THE         FOR THE PERIOD FROM
                                                                YEAR ENDED         AUGUST 1, 2004
                                                              MARCH 31, 2006      (COMMENCEMENT OF
                                                                                OPERATIONS) TO MARCH
                                                                                      31, 2005
                                                            ------------------------------------------
    TOTAL RETURN BEFORE INCENTIVE ALLOCATION                       8.96%                        4.80%  (c)
    INCENTIVE ALLOCATION                                          (0.42%)                      (0.24%) (c)
                                                            ------------------------------------------
    TOTAL RETURN AFTER INCENTIVE ALLOCATION                        8.54%                        4.56%  (c)

    RATIOS TO AVERAGE NET ASSETS:
        Expenses, before waivers (a)                               2.30%                        3.05%  (b)

        Expenses, net of waivers (a)                               2.20%                        2.30%  (b)
        Incentive allocation                                       0.45%                        0.26%
                                                            ------------------------------------------
        Expenses, net of waivers, and incentive                    2.65%                        2.56%  (b)
        allocation (a)

        Net investment loss, before waivers (a)                   (2.19%)                      (3.00%) (b)
        Net investment loss, net of waivers (a)                   (2.09%)                      (2.25%) (b)

    Portfolio turnover rate                                       38.28%                        2.30%  (c)
    Other Members' Capital, end of year                    $127,184,066                  $86,505,763


   (a)  The Investment Manager and PFPC Inc. waived fees and expenses for the period ended March 31, 2005 and for the year ended March 31, 2006.
   (b)  Annualized
   (c)  Not annualized

THE ABOVE RATIOS AND TOTAL RETURNS ARE CALCULATED FOR OTHER MEMBERS TAKEN AS A WHOLE. AN INDIVIDUAL INVESTOR'S RETURN MAY VARY FROM THESE RETURNS BASED ON THE TIMING OF CAPITAL CONTRIBUTIONS AND INCENTIVE ALLOCATION.

THE ABOVE EXPENSE RATIOS DO NOT INCLUDE THE EXPENSES FROM THE UNDERLYING FUND INVESTMENTS, HOWEVER TOTAL RETURNS TAKE INTO ACCOUNT ALL EXPENSES.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2006
--------------------------------------------------------------------------------

1. ORGANIZATION

J.P. Morgan Multi-Strategy Fund, L.L.C. (the "Fund") was organized as a limited liability company on April 6, 2004 under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected investment funds ("Investment Funds") that are managed by experienced third-party investment advisers ("Portfolio Managers") who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies.

J.P. Morgan Alternative Asset Management, Inc. (the "Investment Manager"), a corporation formed under the laws of the State of Delaware and an affiliate of J.P. Morgan Chase & Co. ("J.P. Morgan Chase"), is responsible for the allocation of assets to various Investment Funds, subject to policies adopted by the Board of Directors (the "Board"). Ehrlich Associates, L.L.C., a limited liability company formed under the laws of the State of Delaware (the "Managing Member"), serves as the managing member of the Fund. The Managing Member is registered as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and is a member of the National Futures Association ("NFA").

CMRCC, Inc., a corporation formed under the laws of the State of New York and an affiliate of the Investment Manager, is the special member of the Fund (the "Special Member"). The Special Member is entitled to all performance-based incentive allocations, if any from Members' accounts.

2.   SIGNIFICANT ACCOUNTING POLICIES

A.   USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B.   PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Investment Manager as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation.

As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.   PORTFOLIO VALUATION (CONTINUED)

the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be significant.

C.   DISTRIBUTIONS FROM INVESTMENT FUNDS

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Fund as a return of capital. Once the investment's cost is received, any further distributions are recognized as realized gains.

D.   INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

E.   FUND EXPENSES

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

F.   INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G.   CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PNC Bank, N.A.

H.   INITIAL OFFERING COSTS AND ORGANIZATIONAL EXPENSES

The Fund incurred initial offering costs totaling approximately $377,167 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs were amortized over a twelve-month period from the commencement of operations. Costs incurred in connection with the organization of the Fund were expensed at the commencement of operations.

3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager provides advisory and other services. In consideration for such management services, the Fund pays the Investment Manager a monthly management fee equal to 0.125% (1.50% on an annualized basis) and an additional administrative services fee of 0.0125% per month (0.15% on an annualized basis) of end of month Members' Capital.

The Fund and the Investment Manager have entered into an Expense Limitation and Reimbursement Agreement (the "Expense Limitation Agreement"), dated May 26, 2004, under which the Investment Manager will agree to waive its fees and, if necessary, reimburse expenses in respect of the Fund for each fiscal year that the Agreement is in place so that the total operating expenses of the Fund (excluding interest, brokerage commissions, other transaction-related expenses and any extraordinary expenses of the Fund as well as any Incentive Allocation) do not exceed 2.30% (comprising the 1.5% Management Fee, the 0.15% Manager Administrative Services Fee and not more than a further 0.65% for other operating expenses) on an annualized basis of the Fund's net assets as of the end of each month. Under the Expense Limitation Agreement, any waivers or reimbursements made by the Investment Manager will be subject to repayment by the Fund within three years of the end of the fiscal year in which the waiver or reimbursement is made, provided that repayment does not result in the Fund's aggregate operating expenses exceeding the foregoing expense limitations. For the year ended March 31, 2006 the Fund reimbursed the Investment Manager $66,658 for expenses the Investment Manager paid on the Fund's behalf.

The Investment Manager voluntarily waived fees of $103,125 for the year ended March 31, 2006. The fee waiver is not part of the Expense Limitation Agreement.

The Fund has entered into an administration agreement with PFPC Inc. ("PFPC"), whereby PFPC provides fund accounting, investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC an annual fee ranging from 0.035% to 0.075% of the Fund's average net assets, with a minimum monthly fee of $6,250 for administration and accounting, an annual fee of 0.015% of the Fund's average net assets, with a minimum monthly fee of $3,334 for regulatory administration services, and an annual fee for Member services of $150 per Member, with a minimum monthly fee of $1,000. PFPC waived $3,750 of its fees for the year ended

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

March 31, 2006. Any fees waived by PFPC are recoverable from the Fund if the agreement with PFPC is terminated within the first three years of the effective date of the agreement.

The Independent Directors are each paid an annual retainer of $10,000 plus reasonable out-of-pocket expenses in consideration for their attendance at meetings of the Board, and any committees thereof, and other services they may provide to the Fund.

PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services to the Fund.

4.   LINE OF CREDIT

From time to time, the Fund may borrow cash from a major institution under a credit agreement up to a maximum of $5 million. Interest is payable on any outstanding balance at PRIME plus Margin (0%) or LIBOR plus Margin (0.85%). During the year ended March 31, 2006, interest expense on such borrowings was $3,868, of which none was payable as of March 31, 2006. The average outstanding loan payable balance for the 29 days outstanding during the fiscal year ended March 31, 2006 was $700,000. The average interest paid on such borrowings was 5.24%.

5.   SECURITY TRANSACTIONS

Aggregate purchases and sales of Investment Funds for the year ended March 31, 2006 amounted to $59,569,234 and $39,668,762, respectively.

At March 31, 2006, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was $28,447,638 and gross unrealized depreciation on investments was $12,050,901, resulting in net unrealized appreciation on investments of $16,396,737.

6.   CONTRIBUTIONS, REDEMPTIONS, AND INCENTIVE ALLOCATION

Generally, initial and additional subscription for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for interests in the Fund. The initial acceptance for subscriptions for Interests was August 1, 2004 (the "Initial Closing Date"). After the Initial Closing Date, the Fund intends to accept subscriptions for interests as of the first day of each month.

The Fund from time to time may offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment Manager and the Managing Member expect to typically recommend to the Board that the Fund offer to repurchase Interests from members of up to 25% of the Fund's net assets quarterly, effective as of the last day of March, June, September, and December. A 1.5% repurchase fee payable to the Fund will be charged for repurchases of Members' Interests at any time prior to the day

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

6.   CONTRIBUTIONS, REDEMPTIONS, AND INCENTIVE ALLOCATION (CONTINUED)

immediately preceding the one-year anniversary of a Member's purchase of its Interests. For the fiscal year ended March 31, 2006, there were no repurchases subject to a repurchase fee.`

At the end of each Allocation Period, any net capital appreciation or net capital depreciation of the Fund (both realized and unrealized), as the case may be, is allocated to the capital accounts of all of the Members (including the Special Member and the Managing Member) in proportion to their respective opening capital account balances for such Allocation Period. The initial "Allocation Period" began on the Initial Closing Date, with each subsequent Allocation Period beginning immediately after the close of the preceding Allocation Period. Each Allocation Period closes on the first to occur of (1) the last day of each month, (2) the date immediately prior to the effective date of (a) the admission of a new Member or (b) an increase in a Member's capital contribution, (3) the effective date of any repurchase of Interests, or (4) the date when the Fund dissolves.

At the end of each calendar year, a Member's return on its investment for the year is determined and a portion of the net capital appreciation allocated to each Member's capital account during the year, net of such Member's pro rata share of the Management Fee, is reallocated to the capital account of the Special Member in the following manner: (1) net capital appreciation up to a 6% return remains allocated to such Member (the "Preferred Return"); (2) net capital appreciation in excess of the Preferred Return is reallocated to the Special Member until it has been allocated the next 0.30% of return (the "Catch-Up"); and (3) thereafter, 95% of any net capital appreciation in excess of the Preferred Return plus the Catch-Up remains allocated to such Member, and the remaining 5% of such net capital appreciation is reallocated to the Special Member. The amounts reallocated to the Special Member under (2) and (3) above are referred to as the "Incentive Allocation." No Incentive Allocation is made, however, with respect to a Member's capital account until any cumulative net capital depreciation previously allocated to such Member's capital account plus any Management Fees and Manager Administrative Service Fees charged to such capital account (the "Loss Carryforward") have been recovered. Any Loss Carryforward of a Member is reduced proportionately to reflect the repurchase of any portion of that Member's Interest. Upon a repurchase of an Interest (other than at the end of a calendar year) from a Member, a Performance Allocation will be determined and allocated to the Special Member, and in the case of any repurchase of a partial Interest, on a "first in - first out" basis (i.e., the portion of the Interest being repurchased (and the amount with respect to which the Incentive Allocation is calculated) will be deemed to have been taken from the first capital contribution of such Member (as such contribution has been adjusted for net capital appreciation or depreciation, Management Fees, Manager Administrative Services Fees and other expenses) until it is decreased to zero and from each subsequent capital contribution until such contribution (as adjusted) is decreased to zero).

At December 31, 2005, $356,785 was reallocated to the capital account of the Special Member. An additional $8,000 was reallocated to the capital account of the Special Member on March 31, 2006 resulting from Members tendering interests for repurchase as of such date. Based upon profits for the period from January 1, 2006 to March 31, 2006, the additional Incentive Allocation that would be reallocated to the Special Member is $189,530. This amount is subject to change as Incentive Allocations occur at the end of each calendar year.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

--------------------------------------------------------------------------------

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

The Fund invests primarily in Investment Funds that are not registered under the 1940 Act. The Investment Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risk by investing in Investment Funds managed by different third party managers, the Investment Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Investment Funds' net asset value. The Fund invests in a limited number of Investment Funds. Such concentration may result in additional risk. Because of the limitation on rights of redemption and the fact that the Fund's limited liability company interests will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Investment Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Investment Funds are riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Investment Manager and the Managing Member intend to recommend that quarterly offers be made to repurchase up to 25% of the Fund's net assets, there can be no assurance that the Fund will make such offers.

8.   INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

9.   SUBSEQUENT EVENTS

At a meeting of Members that took place on March 27, 2006, Members approved the implementation, with effect as of April 1, 2006 of new Management Fee and Performance Allocation terms for the fund. Under the new Investment Management Agreement, the Fund will pay the Investment Manager as full compensation for the investment management services performed by the Investment Manager a fixed monthly fee payable monthly equal to 0.1042% (approximately 1.25% on an annualized basis) of the month-end capital account of

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Notes to Financial Statements March 31, 2006 (concluded)
--------------------------------------------------------------------------------


9.   SUBSEQUENT EVENTS (CONTINUED)

each Member, before giving effect to repurchases, repurchase fees (if any) or the new performance allocation, and after giving effect to other expenses. There is no change to the Manager Administrative Services Fee. The new Performance Allocation terms provide for: (i) an annual preferred return (the "New Preferred Return") equal to the 3-month U.S. Treasury Bill yield for each month during the year, below which return by the Fund the Special Member receives no allocation; and (ii) a reallocation to the Special Member of 10% of any net capital appreciation in excess of the New Preferred Return, subject to a loss carryforward. The new Performance Allocation terms do not provide for any Catch-Up.

Through May 1, 2006, the Fund received subscriptions from investors of $11,605,000 of which $6,655,000 was received in advance of March 31, 2006.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited)
--------------------------------------------------------------------------------

The business of the Fund is managed under the direction of the Board of Directors. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out this responsibility. The Directors and officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

--------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                   PRINCIPAL           FUND
                             POSITION(S)  TERM OF OFFICE(i)      OCCUPATION(S)       COMPLEX
                              HELD WITH  AND LENGTH OF TIME     DURING THE PAST      OVERSEEN       OTHER DIRECTORSHIPS HELD BY
 NAME, ADDRESS, AND AGE         FUND           SERVED               5 YEARS         BY DIRECTOR               DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
Kenneth H. Beer                             May 26, 2004    Senior Vice President             Board  Member,  Children's Hospital
Stone Energy Corporation       Director      to present     and  Chief Financial      None.   of New Orleans; Board Member,  J.P.
625 East Kaliste Saloom Road,                               Officer of Stone Energy           Morgan Corporate Finance Investors;
Lafayette, LA 70508                                         Corporation; prior                Board  Member,   J.P.  Morgan  U.S.
DOB: 6-29-1957                                              thereto, Partner                  Corporate   Finance  Investors  II;
                                                            Director of Research              Board  Member,  J.P. Morgan  Europe
                                                            and Senior Energy                 Corporate   Finance  Investors  II;
                                                            Analyst of Johnson Rice           Board Member,  J.P. Morgan  Venture
                                                            Johnson Rice                      Capital  Investors;  Board  Member,
                                                            & Co. L.L.C.                      J.P.    Morgan   Venture    Capital
                                                            (investment                       Investors II; Board Member
                                                            banking firm).
---------------------------------------------------------------------------------------------------------------------------------
Gerald A. Okerman                           May 26, 2004    President and CEO of      None.   Chairman   of  the   Board,   Talor
Minnesota Research Fund,       Director      to present     Minnesota Research                Building   Systems,   Inc.;   Board
Suite 260                                                   Fund (technology);                Member,  Nanocopoeia,  Inc.;  Board
1000 Westgate Drive                                         prior thereto, Corporate          Member,    Apprise,   Inc.;   Board
St. Paul, MN 55114                                          Development and                   Member,   J.P.   Morgan   Corporate
DOB: 2-21-1946                                              Investment Manager                Finance  Investors;  Board  Member,
                                                            in the Corporate                  J.P.  Morgan U.S. Corporate Finance
                                                            Enterprise                        Investors  II; Board  Member,  J.P.
                                                            Development                       Morgan  Europe  Corporate   Finance
                                                            Department,                       Investors  II; Board  Member,  J.P.
                                                            Minnesota Mining and              Morgan Venture  Capital  Investors;
                                                            Manufacturing (3M) (a)            Board Member,  J.P.  Morgan Venture
                                                            multinational                     Capital Investors II
                                                            manufacturing
                                                            company).
---------------------------------------------------------------------------------------------------------------------------------


i. EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL HIS DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

---------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
                                                                  PRINCIPAL           FUND
                          POSITION(S)    TERM OF OFFICE(i)      OCCUPATION(S)       COMPLEX
                           HELD WITH    AND LENGTH OF TIME     DURING THE PAST      OVERSEEN       OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS, AND AGE       FUND             SERVED               5 YEARS         BY DIRECTOR               DIRECTOR
--------------------------------------------------------------------------------------------------------------------------------
S. Lawrence                Director        May 26, 2004      Executive Vice           None.     Board  Member,  AT&T  Investment
Prendergast                                 to present       President of Finance of            Management Corp.;  Board Member,
Prendergast Capital                                          LaBranche & Co.                    Batterymarch   Global   Emerging
Management                                                   (specialist firm on                Markets   Fund;   Board  Member,
270 Davidson Avenue                                          the NYSE); prior                   Cincinnati  Incorporated;  Board
Somerset, NJ 08873                                           thereto Chairman and               Member,  Aftermarket  Technology
DOB: 4-20-1941                                               CEO of AT&T                        Corp.;   Private   Equity   Fund
                                                             Investment                         Advisory   Board  Member,   E.M.
                                                             Management Corp.                   Warburg,  Pincus & Co.;  Private
                                                             (money management                  Equity   Fund   Advisory   Board
                                                             company).                          Member,     Lehman     Brothers;
                                                                                                International   Capital  Markets
                                                                                                Advisory  Board  Member,   NYSE;
                                                                                                Board   Member,   Turrell  Fund;
                                                                                                Board   Member,    J.P.   Morgan
                                                                                                Corporate   Finance   Investors;
                                                                                                Board Member,  J.P.  Morgan U.S.
                                                                                                Corporate  Finance Investors II;
                                                                                                Board   Member,    J.P.   Morgan
                                                                                                Europe     Corporate     Finance
                                                                                                Investors   II;  Board   Member,
                                                                                                J.P.   Morgan  Venture   Capital
                                                                                                Investors;  Board  Member,  J.P.
                                                                                                Morgan      Venture      Capital
                                                                                                Investors ; Board  Member,  J.P.
                                                                                                Morgan      Venture      Capital
                                                                                                Investors II

----------------------------------------------------------------------------------------------------------------------------------


i. EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL HIS DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                    J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

---------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                                                 PRINCIPAL           FUND
                           POSITION(S)    TERM OF OFFICE(i)    OCCUPATION(S)       COMPLEX
                            HELD WITH    AND LENGTH OF TIME   DURING THE PAST      OVERSEEN       OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS, AND AGE        FUND             SERVED             5 YEARS         BY DIRECTOR               DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein          Director and     May 26, 2005    Managing Director,      None.  Board Member, National Surgical
JPMorgan Investment         Chief             to present     JPMorgan Investment            Hospitals, Inc.; Board Member,
Management, Inc.            Executive                        Management, Inc.               Response Insurance; and Board Member,
522 Fifth Avenue, Floor 15  Officer                                                         Performance, Inc.; Advisory Board
New York, NY 10036                                                                          Member, Accel Partners; Advisory
DOB: 2-2-1956                                                                               Board Member, Apax US/Patricof & Co.;
                                                                                            Advisory Board Member, Clayton,
                                                                                            Dubilier & Rice; Advisory Board
                                                                                            Member, Exxel Capital Partners;
                                                                                            Advisory Board Member, Fenway
                                                                                            Partners; Advisory Board Member,
                                                                                            Great Hill Equity Partners; Advisory
                                                                                            Board Member, MeriTech Capital
                                                                                            Partners; Advisory Board Member, New
                                                                                            Enterprise Associates; Advisory Board
                                                                                            Member, North Bridge Venture
                                                                                            Partners; Advisory Board Member,
                                                                                            Redpoint Venture Partners; Advisory
                                                                                            Board Member, TA Associates; and
                                                                                            Advisory Board Member, Welsh, Carson,
                                                                                            Anderson & Stowe
---------------------------------------------------------------------------------------------------------------------------------


i. EACH DIRECTOR SERVES FOR THE DURATION OF THE FUND, OR UNTIL HIS DEATH, RESIGNATION, TERMINATION, REMOVAL OR RETIREMENT.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Directors and Officers Biographical Data (unaudited) (concluded)
---------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                             TERM OF OFFICE
                               POSITION(S) HELD WITH       AND LENGTH OF TIME         PRINCIPAL OCCUPATION(S) DURING THE PAST
NAME, ADDRESS, AND AGE                 FUND                   TIME SERVED                              5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Lawrence M. Unrein             Chief Executive Officer       May 26, 2005            Managing  Director,   JPMorgan   Investment
JPMorgan Investment                                           to present             Management, Inc.
Management, Inc.
522 Fifth Avenue, Floor 15
New York, NY 10036
DOB: 2-2-1956
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. DiVuolo              Chief Financial Officer       May 26, 2005             Vice   President   and   Chief    Financial
J.P. Morgan Alternative Asset                                 to present              Officer,   J.P.  Morgan  Alternative  Asset
Management, Inc.                                                                      Management,   Inc.;  prior  thereto  Senior
522 Fifth Avenue, Floor 10                                                            Vice  President,  Kenmar Advisory Corp. (an
New York, NY 10036                                                                    asset management firm).
DOB: 7-27-1960
------------------------------------------------------------------------------------------------------------------------------------




The Funds' Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by caling 1-212-837-1432, and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Supplemental Disclosure (unaudited)
--------------------------------------------------------------------------------

BOARD APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT

The Board met in person on January 18, 2006 for the purpose of, among other things, considering whether it would be in the best interests of the Fund and the Members to approve a new investment management agreement between the Fund and the Investment Manager (the "New Investment Management Agreement") to take effect (if approved by Members) upon the termination of the original Investment Management Agreement then in effect. The New Investment Management Agreement was part of the implementation of the new Management Fee and Performance Allocation terms for the Fund that are described in Item 9 of the Notes to the Financial Statements. At the January 18, 2006 Board meeting, and for the reasons described below, the Board, including all of the Independent Directors, unanimously approved the New Investment Management Agreement and unanimously recommended its approval by Members. At a meeting of Members that took place on March 27, 2006, Members approved the New Investment Management Agreement to take effect as of April 1, 2006.

In determining whether to approve the New Investment Management Agreement and recommend that Members approve the agreement, the Board considered, among other factors, the nature, extent and quality of the services provided by the Investment Manager, the performance of the Fund, the profitability of the Fund to the Investment Manager, information about economies of scale, and the differences between the original Investment Management Agreement and the New Investment Management Agreement. In considering these factors, the Board requested and reviewed a variety of information, including in comparison to such information provided in May 2004 in connection with the Board's initial approval of the original Investment Management Agreement.

In considering the nature, extent and quality of the services to be provided by the Investment Manager, the Directors reviewed the services that the Investment Manager provides to the Fund, and noted that the services to be provided under the current and new agreement were the same. The Directors acknowledged that the Fund is registered under the Investment Company Act of 1940 and allocates its assets primarily among Investment Funds that are managed by third party Portfolio Managers who employ a range of investment techniques and strategies. The Investment Manager's services to the Fund have included investment management services, including the selection and monitoring of Investment Funds and Portfolio Managers and direct investments in certain other instruments; maintaining appropriate accounts for the Fund's assets; and instructing certain of the Fund's service providers in connection with the Fund's investments. The Investment Manager's services also have included administrative services, including providing office space and other support services; maintaining and preserving certain records; preparing and filing various materials relating to the Investment Manager with state and U.S. federal regulators; and reviewing and arranging for payment of the Fund's expenses. The Directors considered, among other things, the Investment Manager's management, personnel, resources, and capabilities and experience in investing through third party Portfolio Managers. The Directors also considered the Investment Manager's supervision of the Fund's service providers and its attention to the compliance programs of the Fund, the Investment Manager and certain other service providers.

The Directors reviewed the investment performance of the Fund since inception and compared that performance to the Fund's investment objective, the performance of certain indices and the Investment Manager's performance expectations, including in the context of the proposed changes to the Fund's incentive allocation.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

Supplemental Disclosure (unaudited) (concluded)
--------------------------------------------------------------------------------

The Directors considered the cost to the Investment Manager of the original Investment Management Agreement and the profitability to the Investment Manager and its affiliates of the relationship with the Fund over various time periods, and as projected for the New Investment Management Agreement. The information provided to the Directors indicated that the profitability to the Investment Manager and its affiliates arising from the original Investment Management Agreement has not been excessive and the profitability expected to arise from the New Investment Management Agreement would not be excessive. The Directors acknowledged certain benefits to the reputations of the Investment Manager and the Fund from their association with each other.

The Directors considered services provided by other advisers to funds having investment objectives and policies similar to those of the Fund. The Board received, among other things, comparative data with respect to various types of fund expenses. The Directors received information regarding the combined advisory and administrative fees paid by other clients of the Investment Manager that had investment objectives similar to that of the Fund. The Directors took into account information provided by the Investment Manager about differences between the Fund and those accounts, including with respect to incentive or performance fees or allocations. In considering the extent of the fees received by the Investment Manager for providing services to the Fund, the Directors evaluated factors such as the fees and expenses borne by other registered funds in the market pursuing strategies generally similar to those followed by the Fund. The Directors considered the Fund's historical and proposed contractual and net management fees, its anticipated expense ratio, and various components of that expense ratio, along with its current and proposed performance allocations, under various scenarios.

The Directors, in considering economies of scale, reviewed information showing that the Fund had increased in size since inception but had not yet reached the asset level set out in the Investment Manager's original long-term projections. Notwithstanding this, the Directors noted that the terms of the New Investment Management Agreement proposed by the Investment Manager, in combination with the proposed changes to the Fund's incentive/performance allocation, would generally result in lower amounts being paid by the Members to the Investment Manager and its affiliates under the most likely scenarios for the Fund's performance and 3-month U.S. Treasury Bill yields.

The materials and other information described above were considered by the Board, and also were considered separately by the Independent Directors. The Directors did not identify any particular information or any single factor that was controlling, or the particular weight any Director placed on any one factor for purposes of determining whether to vote in approval of the New Investment Management Agreement. The summary set out above describes the most important factors, but not all of the matters considered by the Directors in coming to their decision regarding the New Investment Management Agreement. On the basis of their review, a majority of the Directors and, separately, a majority of the Independent Directors concluded that each factor they considered, in the context of all of the other factors they considered, favored approval of the New Investment Management Agreement and the Board's recommendation to the Members that they approve it.

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that S. Lawrence Prendergast is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $40,000 for 2006 and $35,000 for 2005.

Audit-Related Fees

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005

Tax Fees

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $50,000 for 2006 and $20,000 for 2005

All Other Fees

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Fund's Audit Committee approves all non-audit services, as required by the statutes and regulations administered by the Securities and Exchange Commission, including the 1940 Act and the Sarbanes-Oxley Act of 2002.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b)   n/a

                  (c)   100%

                  (d)   n/a

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $0 for 2005.

      (h)   Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                 J.P. MORGAN ALTERNATIVE ASSET MANAGEMENT, INC.
                      PROXY VOTING POLICIES AND PROCEDURES

OBJECTIVE

      J.P. Morgan Alternative Asset Management, Inc. ("JPMAAM"), an investment adviser registered with the Securities and Exchange Commission and an affiliate of J.P. Morgan Chase & Co ("JPMC"), is responsible for the allocation of assets on behalf of its clients to various private investment funds, including hedge funds and other alternative investment pools that are structured as private limited partnerships, limited liability companies or offshore corporations (collectively, "Alternative Investments"). The voting rights of Alternative Investments generally are contract rights set forth in the organizational documents (e.g., the limited partnership agreement, limited liability company or memorandum and articles of association). As privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, Alternative Investments do not issue proxies. Instead, they often solicit consents from their limited partners, members or shareholders.

      As an investment manager, JPMAAM in the normal course of business is typically granted by its clients the authority to vote the solicitations or consents of Alternative Investments and the proxies of securities directly held by clients that are not under the management of a sub-adviser (e.g., securities that are received from in-kind redemptions). In accordance with the Investment Advisers Act of 1940, as amended (the "Advisers Act"), the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable fiduciary and regulatory standards, JPMAAM's objective is to vote the solicitations, consents and proxies (hereinafter referred to as "proxies") in the best interests of its clients. To further that objective, JPMAAM has adopted these Proxy Voting Policies and Procedures.

THE PROXY VOTING PROCESS

1. VOTING IN GENERAL. JPMAAM's Portfolio Management Group ("PMG") as part of its ongoing analysis of client holdings monitors significant developments relating to the portfolio of Alternative Investments. BECAUSE IN THE CONTEXT OF ALTERNATIVE INVESTMENTS EACH SOLICITED VOTE RAISES UNIQUE QUESTIONS AND IS AN INTEGRAL PART OF JPMAAM'S INVESTMENT PROCESS, EACH PROXY OR OTHER SOLICITATION WITH RESPECT TO ALTERNATIVE INVESTMENTS WILL BE ANALYZED BY A MEMBER OR MEMBERS OF THE PMG ON A CASE-BY-CASE BASIS.

For proxies received with respect to any securities other than Alternative Investments held directly by JPMAAM's clients, for which JPMAAM has voting responsibility, JPMAAM will defer the vote to a proxy voting service and vote in accordance with their recommendation.

Situations may arise in which more than one client invests in the same Alternative Investment or securities. In addition, two or more fund/clients may be invested in strategies having different investment objectives, investment styles or portfolio managers. As a result, JPMAAM may cast different votes on behalf of different clients.

2. RESPONSIBILITY FOR VOTE FOR ALTERNATIVE INVESTMENTS - PRIMARY CONTACT FOR THE MANAGER OF THE UNDERLYING HEDGE FUND OR OTHER PERSON IDENTIFIED BY COMPLIANCE OFFICER. Where the proxy being voted is with respect to interests in an underlying hedge fund ("UHF") owned by a JPMAAM client over which JPMAAM has discretionary investment authority, it shall be the responsibility of the Primary Contact in the PMG for the investment manager of the UHF to vote the proxies in a timely manner and otherwise in accordance with these procedures. In the absence of the Primary Contact, the Compliance Officer shall assign such responsibility to another person in the PMG in accordance with the procedures set forth below in this section.

3. PROCEDURES FOR VOTING PROXIES. JPMAAM has adopted the following procedures in order to ensure that all proxy materials are processed in a timely fashion:

      o All proxies and related materials should be received by, or forwarded to, the Operations Group (the "OG") and processed by the designated person or persons within the OG.

      o     The OG will:

                  o     Forward the materials by e-mail to:

                        o the Primary Contact for the manager of that UHF in the PMG;

                        o     the Secondary Contact for that manager in the PMG;
                              and

                        o     the Compliance Officer.

                  o     Include in the cover email the following information:

                        o     name of UHF and manager;

                        o name(s) of the JPMAAM client portfolio(s) holding interests in this UHF; and

                        o the date and time by which JPMAAM must submit the proxy (the "Voting Deadline"). (This is to allow enough time for the completed proxy to be returned to the issuer prior to the Voting Deadline.)

      o The Compliance Officer will promptly follow up via e-mail to ensure that if both the Primary Contact and Secondary Contact are unavailable, the proxy material is assigned to another member of the PMG. The person assigned responsibility (whether the Primary Contact, Secondary Contact, or another PMG member) is referred to herein as the "PMG Designate". If the Compliance Officer is absent, the Legal Department will perform this follow up.

      o The PMG Designate will advise each PMG member who is the portfolio manager of a client portfolio holding interests in that UHF of the proxy solicitation, and will analyze the proxy materials and make a decision on how to vote each proxy, conferring with the relevant portfolio managers if appropriate (absent material conflicts of interest - if there are material conflicts of interest, follow procedures described below in "Material Conflicts of Interest"). The PMG Designate shall promptly communicate via email or otherwise in writing the decision as to how to vote each proxy to the OG (by close of business on the day before the Voting Deadline, unless otherwise agreed with the OG), copying the Compliance Officer for purposes of recordkeeping. Once instructions are received in a timely manner from the PMG Designate, the OG shall have responsibility for submitting the proxy prior to the Voting Deadline (and providing a copy of the proxy, as voted, to the Compliance Officer).

      o In some cases, proxy materials stipulate how a failure to vote the proxy will be interpreted (for example, proxy materials may stipulate that no vote will be deemed to be a vote for the proposal, or that there is no need to submit a proxy if there is an intention to vote in favor of the proposal). In such a case, the PMG Designate must still determine how to vote the proxy, and convey this decision via email or other written communication to the OG, with copy to the Compliance Officer, as described above. If the PMG Designate decides that a proxy should not be submitted, the OG shall email the PMG Designate's decision to the UHF and keep a copy of that email in its files.

MATERIAL CONFLICTS OF INTEREST

Rule 206(4)-6 under the Advisers Act requires that the proxy voting procedures adopted and implemented by a registered investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser and its clients. Material conflicts of interest may arise when management of a JPMAAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may affect JPMAAM's relationship with such company and materially impact JPMAAM's business; or when a personal relationship between a JPMAAM officer and management of a company or other proponents of proxy proposals could impact the voting decision. JPMAAM is a part of the global financial services firm JPMC. Material conflicts of interest could also arise between the interests of JPMC and JPMAAM clients.

To address such material conflicts of interest, JPMC and JPMAAM have adopted policies to safeguard the integrity of JPMAAM's investment processes and decisions, including proxy voting, and to maintain the integrity and independence of the investment process and decisions. JPMAAM has established informational barriers designed to prevent the flow of information from JPMC's securities, lending, investment banking and other divisions from reaching JPMAAM's investment professionals.

In addition, JPMAAM has adopted the procedures discussed in the following section to address material conflicts of interest.

ESCALATION OF CONFLICTS OF INTEREST

The PMG Designate, along with the Compliance Officer, is responsible for identifying potential material conflicts of interest. When a potential material conflict of interest has been identified between the interests of JPMAAM and its clients, it is the responsibility of the investment professional in consultation with senior management and the Proxy Voting Committee (described below) to evaluate the matter and determine whether an actual material conflict of interest exists.

In the event an actual material conflict of interest exists, the final voting decision will be made by the Proxy Voting Committee.

Depending upon the nature of the material conflict, JPMAAM may elect to take one or more of the following measures, or other appropriate action:

      |_|   removing certain JPMAAM personnel from the proxy voting process;

      |_| "walling off" personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;

      |_| deferring the vote to a proxy voting service and vote in accordance with their recommendation

      |_| deferring the vote to an independent person or body (e.g., independent directors)

The resolution of all potential and actual material conflict issues presented to the senior JPMAAM professionals will be thoroughly documented.

PROXY VOTING COMMITTEE

A Proxy Voting Committee composed of senior individuals from JPMAAM, Legal, Compliance, Risk Management and Operations Groups provides oversight of the proxy voting process on an on-going basis. The primary purposes of the Committee are to: periodically review general proxy voting matters and discuss and come to conclusions on more controversial proxy voting issues.

RECORDKEEPING

JPMAAM is required to maintain in an easily accessible place for five (5) years all records relating to the proxy voting process (the first two years at the office of JPMAAM). Those records will be kept by the OG and will include the following:

      |_|   a copy of the JPMAAM Proxy Voting Policies and Procedures;

      |_|   a copy of each proxy statement received on behalf of JPMAAM clients;

      |_|   a record of each vote cast on behalf of JPMAAM client holdings;

      |_| a copy of all documents created by JPMAAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision; and

      |_| A copy of each written request by a client for information on how JPMAAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAAM to any request by a JPMAAM client for information on how JPMAAM voted proxies on behalf of our client.

Adopted:  May 26, 2004

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information regarding the individuals primarily involved in the management of the Fund's portfolio is set out below. This information is provided as of June 9, 2006.

PAUL ZUMMO is Chief Investment Officer and a Managing Director of J.P. Morgan Alternative Asset Management, Inc. (the "Adviser"), the Fund's investment adviser. He has been with the Adviser since 1994 and is responsible for investment analysis, research, due diligence and portfolio management.

COREY CASE is Chief Operating Officer and a Managing Director of the Adviser. He has been with the Adviser since January 2001, has an extensive background in risk management and is responsible for the functional oversight of the Risk
Management & Quantitative Analysis, Client Solutions, Product Development, Geneva Advisory and Infrastructure groups within the Adviser.

REMI BOUTEILLE is Deputy Chief Investment Officer and Director of Research and a Managing Director of the Adviser. He has been with the Adviser since 2000 and is responsible for investment analysis, research, due diligence and portfolio management.

SCOT NORDEN is a Vice President of the Adviser. He has been with the Adviser since March 2003 and is responsible for investment analysis, research, due diligence and portfolio management with a focus in Long/Short Equity and Short Selling strategies. Prior to joining the Adviser, Mr. Norden worked for Tower Capital, Inc. from 2000 to 2003, most recently as a senior analyst in charge of new manager sourcing and due diligence.

Scot Norden is primarily responsible for the day to day management of the Fund's portfolio, including selecting the investment funds in which the Fund will invest and allocating the Fund's assets among those investment funds. Paul Zummo, Corey Case and Remi Bouteille have final decision making authority regarding the investment funds in which the Fund (and the other pooled investment vehicles and accounts which are managed by the Adviser ("Other Adviser Accounts")) will be permitted to invest.

The following table lists the number and types of other accounts advised by the persons named above and approximate assets under management in those accounts as of March 31, 2006. The Adviser does not manage any other registered investment companies.

Name of Portfolio                    Pooled Investment Vehicles                       Other Accounts
                                     --------------------------                       --------------

Manager                       # of Vehicles        Assets Managed           # of Accounts          Assets Managed
                              -------------        --------------           -------------          --------------
Paul Zummo                         11             $5.80 billion (1)               4                 $664 million

Corey Case                         11             $5.80 billion (1)               4                 $664 million

Remi Bouteille                     11             $5.80 billion (1)               4                 $664 million

Scot Norden                         1            $739.2 million (2)               0                      $0

(1) Of these assets, $119.2 million across two vehicles are not subject to advisory fees based on performance.

(2) $47.5 million of theses assets are not subject to advisory fees based on performance.

Potential conflicts of interest may arise regarding the allocation of limited investment opportunities to the Fund and Other Adviser Accounts. Some of the Other Adviser Accounts may have investment objectives, strategies and risks that differ from that of the Fund. Different investments may be purchased for the Fund and for Other Adviser Accounts and the performance of investments purchased by the Fund may differ from that of the investments purchased for Other Adviser Accounts. Transactions placed on behalf of Other Adviser Accounts that are directly or indirectly contrary to investment decisions made for the Fund may have the potential to adversely impact the Fund. The Adviser has adopted and implemented policies and procedures to address the potential conflicts of interest associated with managing multiple accounts on behalf of multiple clients. The Adviser monitors a variety of areas, including compliance with any stated investment guidelines and restrictions and the performance of the Fund and the Other Adviser Accounts, to ensure that each account is being managed appropriately and in accordance with the Adviser's fiduciary obligations to all its clients.

As of March 31, 2006, the Adviser's portfolio managers receive a compensation package made up of a base salary and an annual discretionary bonus. Discretionary bonuses are closely tied to a variety of factors, including but not limited to, the investment performance of all accounts managed by the Adviser, the Adviser's overall business performance, as well as the individual portfolio manager's contribution to that performance and the Adviser's business generally including the education, training and support of the Adviser's other personnel. Discretionary bonuses are comprised of a combination of mandatory and voluntary bonus deferral programs and a cash component. Mandatory bonus deferral is generally in the form of JPMorgan Chase stock, subject to a vesting period. For certain senior portfolio managers, a part of the mandatory deferral amount may be allocated among different investment choices including a pooled investment vehicle managed by the Adviser, also subject to a vesting period. The voluntary bonus deferral program has various investment choices including a pooled investment vehicle managed by the Adviser.

As of March 31, 2006, none of the persons involved in the management of the Fund's portfolio beneficially owns any interest in the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               J.P. Morgan Multi-Strategy Fund, L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date         June 9, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date         June 9, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date         June 9, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.